Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives by Intangible Assets (Details)	Jul. 31, 2026
Patents and trademarks [Member]
Intangible Asset, Finite-Lived [Line Items]
Estimated useful lives	8 years